Derivative financial instruments and market risks	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Derivative financial instruments and market risks

D.20. Derivative financial instruments and market risks

The table below shows the fair value of derivative instruments as of December 31, 2017, 2016 and 2015:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Fair value at Dec. 31, 2017 (net)	Fair value at Dec. 31, 2016 (net)	Fair value at Dec. 31, 2015 (net)
Currency derivatives	-	133	133	(4)	(58)	(62)	71	(22)	(19)

operating	-	28	28	-	(25)	(25)	3	(25)	16

financial	-	105	105	(4)	(33)	(37)	68	3	(35)

Interest rate derivatives	63	-	63	(12)	-	(12)	51	100	152
Total	63	133	196	(16)	(58)	(74)	122	78	133

Objectives of the use of derivative financial instruments

Sanofi uses derivative instruments to manage operating exposure to movements in exchange rates, and financial exposure to movements in interest rates and exchange rates (where the debt or receivable is not contracted in the functional currency of the borrower or lender entity). On occasion, Sanofi uses equity derivatives in connection with the management of its portfolio of equity investments.

Sanofi performs periodic reviews of its transactions and contractual agreements in order to identify any embedded derivatives, which are accounted for separately from the host contract in accordance with IAS 39. Sanofi had no material embedded derivatives as of December 31, 2017, 2016 or 2015.

Counterparty risk

As of December 31, 2017, all currency and interest rate hedges were contracted with leading banks, and no single counterparty accounted for more than 16% of the notional amount of Sanofi’s overall currency and interest rate positions.

a) Currency derivatives used to manage operating risk exposures

Sanofi operates a foreign exchange risk hedging policy to reduce the exposure of operating income to exchange rate movements. This policy involves regular assessments of Sanofi’s worldwide foreign currency exposure, based on foreign currency transactions carried out by the parent company and its subsidiaries. Those transactions mainly comprise sales, purchases, research costs, co-marketing and co-promotion expenses, and royalties. To reduce the exposure of those transactions to exchange rate movements, Sanofi contracts hedges using liquid derivative instruments, mainly forward currency purchases and sales, and also currency swaps.

The table below shows operating currency hedging instruments in place as of December 31, 2017, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2017			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,592	11	-	-	-	3,592	11
of which US dollar	1,043	15	-	-	-	1,043	15

of which Singapore dollar	870	1	-	-	-	870	1

of which Chinese yuan renminbi	327	(1)	-	-	-	327	(1)

of which Japanese yen	248	1	-	-	-	248	1

of which Saudi riyal	144	2	-	-	-	144	2
Forward currency purchases	1,649	(8)	-	-	-	1,649	(8)
of which Japanese yen	373	(3)	-	-	-	373	(3)

of which Singapore dollar	360	(4)	-	-	-	360	(4)

of which US dollar	205	(2)	-	-	-	205	(2)

of which Chinese yuan renminbi	196	-	-	-	-	196	-

of which Hungarian forint	81	1	-	-	-	81	1
Total	5,241	3	-	-	-	5,241	3

The above positions mainly hedge future material foreign-currency cash flows arising after the end of the reporting period in relation to transactions carried out during the year ended December 31, 2017 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange profit or loss on these items (hedging instruments and hedged transactions) will be immaterial in 2018.

The table below shows operating currency hedging instruments in place as of December 31, 2016, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2016			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,963	(25)	-	-	-	3,963	(25)
of which US dollar	1,850	(17)	-	-	-	1,850	(17)

of which Chinese yuan renminbi	453	(2)	-	-	-	453	(2)

of which Swiss franc	253	(1)	-	-	-	253	(1)

of which Japanese yen	206	5	-	-	-	206	5

of which Singapore dollar	156	1	-	-	-	156	1
Forward currency purchases	1,517	-	-	-	-	1,517	-
of which US dollar	400	1	-	-	-	400	1

of which Japanese yen	283	(2)	-	-	-	283	(2)

of which Singapore dollar	233	1	-	-	-	233	1

of which Swiss franc	84	-	-	-	-	84	-

of which Hungarian forint	82	-	-	-	-	82	-
Total	5,480	(25)	-	-	-	5,480	(25)

The table below shows operating currency hedging instruments in place as of December 31, 2015, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2015			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	2,142	27	-	-	-	2,142	27
of which US dollar	672	(2)	-	-	-	672	(2)

of which Chinese yuan renminbi	339	1	-	-	-	339	1

of which Japanese yen	159	(1)	-	-	-	159	(1)

of which Russian rouble	130	22	-	-	-	130	22

of which Singapore dollar	114	-	-	-	-	114	-
Forward currency purchases	905	(11)	-	-	-	905	(11)
of which US dollar	204	-	-	-	-	204	-

of which Russian rouble	109	(9)	-	-	-	109	(9)

of which Singapore dollar	104	(1)	-	-	-	104	(1)

of which Hungarian forint	90	(1)	-	-	-	90	(1)

of which Chinese yuan renminbi	86	2	-	-	-	86	2
Total	3,047	16	-	-	-	3,047	16

b) Currency and interest rate derivatives used to manage financial exposure

The cash pooling arrangements for foreign subsidiaries outside the euro zone, and some of Sanofi’s financing activities, expose certain Sanofi entities to financial foreign exchange risk (i.e. the risk of changes in the value of borrowings and loans denominated in a currency other than the functional currency of the borrower or lender). That foreign exchange exposure is hedged by Sanofi using firm financial instruments (currency swaps or forward contracts).

The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2017			2016			2015
(€ million)	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	5,074	86		5,298	(28)		3,472	(44)
of which US dollar	3,542	50	2018	3,356	(37)	2017	2,171	(30)	2016

of which Japanese yen	867	34	2018	1,036	-	2017	612	(9)	2016

of which Australian dollar	281	1	2018	254	5	2017	266	(4)	2016
Forward currency purchases	4,657	(18)		5,980	31		2,623	9
of which Singapore dollar	2,281	(23)	2018	878	5	2017	310	-	2016

of which Canadian dollar	907	6	2018	-	-		145	(1)	2016

of which Czech koruna	431	6	2018	332	(1)	2017	245	(1)	2016
Total	9,731	68		11,278	3		6,095	(35)

These forward currency contracts generate a net financial foreign exchange gain or loss arising from the interest rate differential between the hedged currency and the euro, given that the foreign exchange gain or loss on the foreign-currency borrowings and loans is offset by the change in the intrinsic value of the hedging instruments. Sanofi may also hedge some future foreign-currency investment or divestment cash flows.

Sanofi manages its net debt in two currencies: the euro and the US dollar (see Note D.17.). The floating-rate portion of this debt exposes Sanofi to rises in interest rates, primarily in the Eonia and Euribor benchmark rates (for the euro) and in the US Libor and Federal Fund Effective rates (for the US dollar). To optimize the cost of debt or reduce the volatility of debt, Sanofi uses interest rate swaps, cross currency swaps and interest rate options to alter the fixed/floating rate split of debt. Such derivative instruments are predominantly denominated in euros and US dollars.

The table below shows instruments of this type in place as of December 31, 2017:

	Notional amounts by expiry date as of December 31, 2017								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2018	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay capitalized Eonia / receive 1.58%	-	1,550	-	-	-	-	1,550	58	1,550	58	-	-	-

pay capitalized Eonia / receive 0.06%	-	-	-	-	1,800	-	1,800	(6)	1,800	(6)	-	-	-

pay 1.81% / receive 3-month US dollar Libor	-	-	417	-	-	-	417	2	-	-	417	2	-

pay 3-month US dollar Libor / receive 2.22%	-	-	417	-	-	-	417	3	417	3	-	-	-

pay capitalized Eonia / receive 1.48%(a)	-	-	-	-	42	57	99	(6)	-	-	-	-	-
Total	-	1,550	834	-	1,842	57	4,283	51	3,767	55	417	2	-

(a)

These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows instruments of this type in place as of December 31, 2016:

	Notional amounts by expiry date as of December 31, 2016								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2017	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay capitalized Eonia / receive 1.58%	-	1,550	-	-	-	-	1,550	88	1,550	88	-	-	-

pay 3-month Euribor / receive 1.15%	428	-	-	-	-	-	428	3	428	3	-	-	-

pay 3-month US dollar Libor / receive 2.22%	-	-	475	-	-	-	475	10	475	10	-	-	-

pay 1.22% / receive 3-month & 6-month US dollar Libor	475	-	-	-	-	-	475	(2)	-	-	475	(2)	-

pay capitalized Eonia / receive -0.01%	-	-	-	-	300	-	300	1	300	1	-	-	-
Total	903	1,550	475	-	300	-	3,228	100	2,753	102	475	(2)	-

The table below shows instruments of this type in place as of December 31, 2015:

	Notional amounts by expiry date as of December 31, 2015								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2016	2017	2019	2020	2021	2022	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay 1-month Euribor 0.26% / receive 2.73%	500	-	-	-	-	-	500	14	500	14	-	-	-

pay capitalized Eonia / receive 1.90%	1,000	-	1,550	-	-	-	2,550	128	2,550	128	-	-	-

pay 3-month Euribor / receive 1.15%	-	428	-	-	-	-	428	3	-	-	-	-	-

pay 3-month US dollar Libor / receive 2.22%	-	-	-	459	-	-	459	14	459	14	-	-	-

pay 1.22% / receive 3-month & 6-month US dollar Libor	-	459	-	-	-	-	459	(2)	-	-	459	(2)	(1)

Currency swaps hedging investments

pay JPY / receive €	175	-	-	-	-	-	175	(4)	-	-	-	-	-

pay USD / receive €	92	-	-	-	-	-	92	(1)	-	-	-	-
Total	1,767	887	1,550	459	-	-	4,663	152	3,509	156	459	(2)	(1)

c) Actual or potential effects of netting arrangements

The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

	2017		2016		2015
(€ million)	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	196	(74)	210	(132)	218	(85)

Gross amounts offset (in accordance with IAS 32) (b)	-	-	-	-	-	-
Net amounts as reported in the balance sheet (a) – (b) = (c)	196	(74)	210	(132)	218	(85)

Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)

Financial instruments	(67)	67	(97)	97	(66)	66

Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	129	(7)	113	(35)	152	(19)